STOCK BENEFIT PLANS	12 Months Ended
Jun. 30, 2015
STOCK BENEFIT PLANS [Abstract]
STOCK BENEFIT PLANS

17.              STOCK BENEFIT PLANS

Stock Option Plan

The Company maintains the 2008 Stock Incentive Plan for the directors, officers, and employees, which provides for the issuance of up to 152,000 shares of common stock pursuant to the grant of stock options, stock appreciation rights and plan share awards of restricted stock. The stock options granted typically have an expiration term of ten years, subject to certain extensions and early terminations. The per share exercise price of an incentive stock option shall at a minimum equal the fair market value of a share of common stock on the date the option is granted.  The per share exercise price of a compensatory stock option granted shall at least equal the greater of par value or 100 percent of the fair market value of a share of common stock on the date the option is granted.  Proceeds from the exercise of the stock options are credited to common stock for the aggregate par value and the excess is credited to paid-in capital.  Up to 38,000 shares of common stock may be granted to non-employee directors and up to 38,000 shares may be granted in the form of share awards of restricted stock.

The following table presents information related to the outstanding options:

	Officers' and		Weighted-
	Employees'	Directors'	Average
	Stock	Stock	Exercise
	Options	Options	Price

Outstanding, June 30, 2012	87,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	10,000	-

Outstanding, June 30, 2013	77,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding, June 30, 2014	77,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding, June 30, 2015	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500

Available for future grant	36,981	500

At June 30, 2015, for officers and employees there were 77,019 options outstanding and exercisable, with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 3.42 years.  At June 30, 2014 there were 77,019 options outstanding and exercisable for officers and employees, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 4.42 years.

At June 30, 2015, there were also 37,500 options outstanding and exercisable for directors with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 3.25 years.  At June 30, 2014 there were 37,500 options outstanding and exercisable for directors, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 4.25 years.

Employee Stock Ownership Plan (“ESOP”)

WVS maintains an ESOP for the benefit of officers and Savings Bank employees who have met certain eligibility requirements related to age and length of service.  Compensation expense for the ESOP was $116 thousand, $100 thousand, and $115 thousand for the years ended June 30, 2015, 2014, and 2013, respectively.  Total ESOP shares as of June 30, 2015 and 2014, were 385,592 and 339,972, respectively.

The following table presents the components of the ESOP shares as of June 30, 2015 and 2014.

	2015	2014
Allocated shares	254,482	278,330
Unallocated shares	131,110	61,642
Total ESOP shares	385,592	339,972

Fair value of ESOP shares	$4,530,706	$3,698,895

The purchase of shares of the Company's stock by the ESOP is funded by a line of credit and a term loan, and contributions from the Company, through the Bank.  Unreleased ESOP shares collateralize the loans payable and the cost of these shares is recorded as a contra-equity account in stockholders' equity of the Company.  The ESOP's line of credit bears a weighted-average interest rate of 3.25% and will convert to a term loan on the earlier of: (i) the last day of the month in which the line is fully disbursed, or (ii) March 31, 2016.  The term loan will mature twenty years after conversion.  The ESOP's term loan bears a weighted-average interest rate of 3.25%, and will mature in 2035.  Shares are released as principal payments are made by the ESOP on the loans.  The ESOP's sources of repayment on the loans can include dividends, if any, on the unallocated stock held by the ESOP and discretionary contributions from the Bank to the ESOP and other earnings.

Compensation is recognized under the shares released method and compensation expense is equal to the fair value of the shares committed to be released, and unallocated ESOP shares are excluded from outstanding shares for the purpose of computing EPS.